[Janus Henderson Investors US Letterhead]

April 17, 2024

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”) 1933 Act File No. 002-34393 1940 Act File No. 811-01879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 319 and Amendment No. 302 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(2) under the 1933 Act.

The Amendment is being filed for the purposes of establishing Janus Henderson Transition Fund as a new series of the Registrant (the “Fund”), and to establish Class I Shares as a new share class of the Fund.

The covers of the Prospectuses and Statement of Additional Information for the Fund include the disclosure pursuant to Rule 481(b)(2) under the 1933 Act (“red herring” legend).

As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(2) of the 1933 Act, the Registrant has specified that the Amendment is to become effective on July 1, 2024.

If you have any questions regarding this filing, please call me at (312) 356-6858.

Respectfully,

/s/ Abigail Murray
Abigail Murray, Esq.
Vice President, Chief Legal Counsel, and Secretary

Enclosures (via EDGAR)

cc:	Mary Clarke-Pearson, Esq.
Thea Kelley